Schedule of Estimated Amortization Expense (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Year 1	$ 282,065	$ 104,130
Year 2	564,130	104,130
Year 3	564,130	104,130
Year 4	564,130	104,130
Year 5	564,130
Thereafter year 4	2,882,951	598,747
Total	$ 5,421,536	$ 1,015,267